UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

AMG Funds

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JANUARY 31, 2016    (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Trilogy Global Equity Fund

Schedule of Portfolio Investments (unaudited)

January 31, 2016

	Shares	Value
Common Stocks - 94.7%
Consumer Discretionary - 12.7%
Bayerische Motoren Werke AG (Germany)	2,804	$233,530
CalAtlantic Group, Inc. (United States)	7,542	245,040
Carnival PLC (United States)	15,697	783,044
Chipotle Mexican Grill, Inc. (United States)*	532	240,980
Cie Financiere Richemont, S.A. (Switzerland)	4,940	321,080
The Home Depot, Inc. (United States)	2,652	333,516
Honda Motor Co., Ltd. (Japan)	20,421	553,552
HUGO BOSS AG (Germany)	7,168	570,876
Las Vegas Sands Corp. (United States)	5,415	244,217
Meritage Homes Corp. (United States)*	6,865	226,614
The Priceline Group, Inc. (United States)*	558	594,253
Sands China, Ltd. (Macau)	144,900	506,099
Suzuki Motor Corp. (Japan)	9,100	279,397
Tata Motors, Ltd., Sponsored ADR (India)*	5,736	143,285
Urban Outfitters, Inc. (United States)*	33,585	768,425
Whitbread PLC (United Kingdom)	4,378	250,906
Wyndham Worldwide Corp. (United States)	3,775	244,998
Total Consumer Discretionary		6,539,812
Consumer Staples - 7.4%
Ambev, S.A., ADR (Brazil)	62,167	290,320
Anheuser-Busch InBev N.V. (Belgium)	2,944	370,255
Diageo PLC (United Kingdom)	36,552	984,041
Japan Tobacco, Inc. (Japan)	8,100	317,226
Magnit PJSC, Sponsored GDR (Russia)	6,091	239,050
Reckitt Benckiser Group PLC (United Kingdom)	4,058	360,925
Sprouts Farmers Market, Inc. (United States)*,1	47,779	1,089,361
Unilever NV, Dutch Cert (United Kingdom)	3,170	140,418
Total Consumer Staples		3,791,596
Energy - 6.4%
BP PLC (United Kingdom)	57,407	310,012
CNOOC, Ltd. (China)	189,400	193,042
EOG Resources, Inc. (United States)	10,854	770,851
FMC Technologies, Inc. (United States)*	9,959	250,469
Noble Energy, Inc. (United States)	8,774	284,014
Royal Dutch Shell PLC, A Shares (Netherlands)	11,166	243,928
Schlumberger, Ltd. (United States)	10,627	768,013
Suncor Energy, Inc. (Canada)	10,442	245,909
TOTAL S.A. (France)	4,894	217,395
Total Energy		3,283,633

	Shares	Value
Financials - 20.9%
AIA Group, Ltd. (Hong Kong)	65,000	$361,365
Allianz SE (Germany)	2,496	403,942
American International Group, Inc. (United
States)	7,127	402,533
Ameriprise Financial, Inc. (United States)	3,943	357,433
Banco Bradesco, S.A., ADR (Brazil)	62,715	286,608
BNP Paribas S.A. (France)	7,912	374,804
Capital One Financial Corp. (United States)	6,663	437,226
The Carlyle Group, L.P. (United States)	17,984	246,021
Citigroup, Inc. (United States)	26,868	1,144,039
Credit Suisse Group AG (Switzerland)*	21,253	376,505
Daiwa Securities Group, Inc. (Japan)	36,000	224,961
HSBC Holdings PLC (United Kingdom)	45,637	321,858
Industrial & Commercial Bank of China, Ltd.,
Class H (China)	549,700	286,087
Intesa Sanpaolo S.p.A (Italy)	287,973	820,480
JPMorgan Chase & Co. (United States)	27,262	1,622,089
Morgan Stanley (United States)	11,022	285,249
Schroders PLC (United Kingdom)	10,279	401,616
St. James’s Place PLC (United Kingdom)	22,926	313,889
Sumitomo Mitsui Financial Group, Inc. (Japan)	22,250	746,457
T. Rowe Price Group, Inc. (United States)	14,065	997,912
Tokio Marine Holdings, Inc. (Japan)	8,300	296,971
Total Financials		10,708,045
Health Care - 10.4%
Agilent Technologies, Inc. (United States)	4,265	160,577
Amgen, Inc. (United States)	5,925	904,925
Bayer AG (Germany)	3,025	340,451
Express Scripts Holding Co. (United States)*	9,028	648,842
Gilead Sciences, Inc. (United States)	4,713	391,179
Hoya Corp. (Japan)	3,700	142,828
Mettler-Toledo International, Inc. (United States)*	774	242,146
Novo Nordisk A/S, Class B (Denmark)	6,221	347,557
Perrigo Co. PLC (Ireland)	5,399	780,587
Roche Holding AG (Switzerland)	4,079	1,056,560
Sanofi (France)	3,538	294,221
Total Health Care		5,309,873
Industrials - 9.9%
Adecco, S.A. (Switzerland)*	3,922	240,772
Bureau Veritas S.A. (France)	13,056	248,723

AMG Trilogy Global Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 9.9% (continued)
Experian PLC (Ireland)	13,563	$231,371
Hino Motors, Ltd. (Japan)	11,200	127,100
Koninklijke Philips N.V. (Netherlands)	12,442	331,325
Mitsubishi Electric Corp. (Japan)	26,100	242,236
Prysmian S.p.A. (Italy)	12,680	260,891
Rolls-Royce Holdings PLC (United Kingdom)*	22,281	177,236
Ryanair Holdings PLC, Sponsored ADR (Ireland)	6,542	512,566
Stericycle, Inc. (United States)*	4,747	571,301
Union Pacific Corp. (United States)	12,195	878,040
United Continental Holdings, Inc. (United States)*	6,957	335,884
United Rentals, Inc. (United States)*	3,664	175,542
Wolseley PLC (Switzerland)	14,880	738,151
Total Industrials		5,071,138
Information Technology - 21.1%
Alphabet, Inc., Class A (United States)*	2,248	1,711,515
Alphabet, Inc., Class C (United States)*	764	567,614
Alps Electric Co., Ltd. (Japan)	7,252	143,782
Apple, Inc. (United States)	5,901	574,403
Baidu, Inc., Sponsored ADR (China)*	3,812	622,385
Broadcom Corp., Class A (United States)	9,571	523,247
Cognizant Technology Solutions Corp., Class A (United States)*	16,720	1,058,543
Intuit, Inc. (United States)	2,566	245,079
Juniper Networks, Inc. (United States)	33,305	785,998
Keyence Corp. (Japan)	300	141,566
MasterCard, Inc., Class A (United States)	10,534	937,842
Micron Technology, Inc. (United States)*	44,141	486,875
Microsoft Corp. (United States)	8,456	465,841
Samsung Electronics Co., Ltd., GDR (South Korea)	2,990	1,418,801
SAP SE (Germany)	5,708	454,839
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	14,942	333,954
Telefonaktiebolaget LM Ericsson, B Shares (Sweden)	40,702	361,535
Total Information Technology		10,833,819
Materials - 2.4%
Akzo Nobel NV (Netherlands)	4,519	289,879
Glencore PLC (Switzerland)	195,195	251,665
LyondellBasell Industries N.V., Class A (United States)	3,456	269,464
Methanex Corp. (Canada)	7,542	200,014

	Shares	Value
Umicore, S.A. (Belgium)	5,503	$202,319
Total Materials		1,213,341
Telecommunication Services - 2.5%
SoftBank Group Corp. (Japan)	14,200	625,304
Telenor ASA (Norway)	12,662	206,546
Vodafone Group PLC (United Kingdom)	137,358	441,519
Total Telecommunication Services		1,273,369
Utilities - 1.0%
ITC Holdings Corp. (United States)	7,155	285,485
NRG Energy, Inc. (United States)	22,446	238,825
Total Utilities		524,310
Total Common Stocks (cost $51,254,747)		48,548,936
Warrants - 1.3%
Financials - 0.7%
Housing Development Finance Corp., Ltd., 05/05/16 (Netherlands)*	22,066	370,268
Industrials - 0.6%
Bharti Infratel, Ltd., 06/26/18 (Netherlands)*	47,329	255,577
Bharti Infratel, Ltd., 08/05/19 (Netherlands)*	12,389	66,901
Total Industrials		322,478
Total Warrants (cost $560,251)		692,746

	Principal Amount
Short-Term Investments - 2.2%
Repurchase Agreements - 1.6%[2]
Cantor Fitzgerald Secutities Inc., dated 01/29/16, due 02/01/16, 0.360%, total to be received $805,836 (colleteralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 02/15/16 - 12/20/65,totaling $821,928)	$805,812	805,812
HSBC Securities USA, Inc., dated 01/29/16, due 02/01/16, 0.300%, total to be received $9,725 (colleteralized by various U.S. Government Agency Oligations, 0.000% - 7.250%, 02/22/16 - 07/15/37, totaling $9,920)	9,725	9,725
Total Repurchase Agreements		815,537

	Shares
Other Investment Companies - 0.6%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.33%	293,870	293,870
Total Short-Term Investments
(cost $1,109,407)		1,109,407

AMG Trilogy Global Equity Fund

Schedule of Portfolio Investments (continued)

Value
Total Investments - 98.2% (cost $52,924,405)	$50,351,089
Other Assets, less Liabilities - 1.8%	940,928
Net Assets - 100.0%	$51,292,017

AMG Trilogy Emerging Markets Equity Fund

Schedule of Portfolio Investments (unaudited)

January 31, 2016

	Shares	Value
Common Stocks - 97.6%
Consumer Discretionary -14.3%
ANTA Sports Products, Ltd. (China)	423,108	$1,022,820
Brilliance China Automotive Holdings, Ltd. (Hong Kong)	848,000	817,602
Coway Co., Ltd. (South Korea)*	6,713	552,418
Dongfeng Motor Group Co., Ltd., Class H (China)	1,104,988	1,315,428
Feng TAY Enterprise Co., Ltd. (Taiwan)	128,000	688,476
Genting Bhd (Malaysia)	347,266	660,037
Hankook Tire Co., Ltd. (South Korea)*	25,099	978,812
Hanon Systems (South Korea)*	12,639	565,228
Hyundai Motor Co. (South Korea)	10,667	1,196,119
Maruti Suzuki India, Ltd. (India)	7,113	431,096
Multiplus, S.A. (Brazil)	41,247	326,899
Naspers, Ltd., N Shares (South Africa)	8,781	1,109,682
Sands China, Ltd. (Macau)	450,847	1,574,694
Shenzhou International Group Holdings, Ltd. (China)	164,000	879,387
Woolworths Holdings, Ltd. (South Africa)	74,618	441,497
Total Consumer Discretionary		12,560,195
Consumer Staples - 5.0%
Ambev, S.A., ADR (Brazil)	161,186	752,739
BGF retail Co., Ltd. (South Korea)*	1,774	319,665
Gruma S.A.B de CV, Class B (Mexico)	43,600	657,206
Lenta, Ltd., GDR (Russia)*	50,626	299,348
Magnit PJSC, Sponsored GDR (Russia)	37,209	1,460,321
President Chain Store Corp. (Taiwan)	86,485	571,887
Shoprite Holdings, Ltd. (South Africa)	37,534	346,582
Total Consumer Staples		4,407,748
Energy - 3.3%
China Petroleum & Chemical Corp., ADR (China)	26,934	1,516,654
CNOOC, Ltd., Sponsored, ADR (China)	13,715	1,393,033
Total Energy		2,909,687
Financials -28.3%
AIA Group, Ltd. (Hong Kong)	232,200	1,290,908
Axis Bank, Ltd. (India)	120,031	728,145
Banco Bradesco, S.A., ADR (Brazil)[1]	256,170	1,170,697
Banco de Chile, ADR (Chile)[1]	19,721	1,231,774
Bancolombia, S.A., Sponsored ADR (Colombia)	26,636	785,762

	Shares	Value
Bangkok Bank PCL (Thailand)	148,700	$642,989
Bank Mandiri Persero Tbk PT (Indonesia)	1,498,393	1,058,168
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	1,262,947	1,041,587
BDO Unibank, Inc. (Philippines)	393,800	847,032
Credicorp, Ltd. (Peru)	14,030	1,422,081
Dongbu Insurance Co., Ltd. (South Korea)	23,592	1,340,015
Emaar Malls Group PJSC (United Arab Emirates)*	1,482,846	924,605
FirstRand, Ltd. (South Africa)	304,048	862,549
Grupo Financiero Banorte, S.A.B. de C.V. (Mexico)	285,800	1,489,055
Housing Development Finance Corp., Ltd. (India)	74,604	1,305,962
ICICI Bank, Ltd., Sponsored ADR (India)	129,529	861,368
Industrial & Commercial Bank of China, Ltd., Class H (China)	1,581,412	823,032
Itau Unibanco Holding, S.A., Class H, Sponsored ADR (Brazil)	202,509	1,273,782
Kasikornbank PCL, (Thailand)	212,200	1,016,949
Kasikornbank PCL, NVDR (Thailand)	59,800	285,722
PICC Property & Casualty Co., Ltd., Class H (China)	815,288	1,394,595
Sberbank of Russia, Sponsored ADR (Russia)	414,583	2,295,362
Shinhan Financial Group Co., Ltd. (South Korea)	20,039	647,718
Total Financials		24,739,857
Health Care - 3.7%
Aspen Pharmacare Holdings, Ltd. (South Africa)	44,504	757,689
Life Healthcare Group Holdings, Ltd. (South Africa)	381,145	841,911
Richter Gedeon Nyrt (Hungary)	82,819	1,616,268
Total Health Care		3,215,868
Industrials - 9.0%
Alfa S.A.B de CV, Class A (Mexico)	672,300	1,252,472
Alliance Global Group, Inc. (Philippines)	1,808,790	562,798
The Bidvest Group, Ltd. (South Africa)	77,149	1,781,610
CCR, S.A. (Brazil)	167,048	533,745
Embraer, S.A., Sponsored ADR (Brazil)	38,682	1,113,268
Hyundai Glovis Co., Ltd. (South Korea)	4,020	690,086
KOC Holding A.S. (Turkey)	308,310	1,237,465
Localiza Rent a Car, S.A. (Brazil)	57,937	317,655

AMG Trilogy Emerging Markets Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 9.0% (continued)
Zhuzhou CSR Times Electric Co., Ltd., Class H (China)	75,500	$389,564
Total Industrials		7,878,663
Information Technology - 23.4%
Alibaba Group Holding, Ltd., Sponsored ADR (China)*	34,490	2,311,865
Baidu, Inc., Sponsored ADR (China)*	16,688	2,724,650
Cielo, S.A. (Brazil)	98,927	837,706
Delta Electronics, Inc. (Taiwan)	300,720	1,272,836
HCL Technologies, Ltd. (India)	54,292	696,504
Hon Hai Precision Industry Co., Ltd. (Taiwan)	746,619	1,756,501
Infosys, Ltd., Sponsored ADR (India)	82,938	1,485,420
Lenovo Group, Ltd. (China)	830,000	745,040
MediaTek, Inc. (Taiwan)	66,105	429,945
NetEase, Inc., ADR (China)	3,814	595,518
Samsung Electronics Co., Ltd. (South Korea)	2,741	2,651,788
SK Hynix, Inc. (South Korea)	29,131	672,373
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	752,632	3,240,780
TOTVS, S.A. (Brazil)	53,991	437,349
Yandex NV, Class A (Russia)*	50,362	675,858
Total Information Technology		20,534,133
Materials - 5.7%
Grupo Mexico, S.A.B. de C.V., Series B (Mexico)	664,694	1,289,241
Korea Zinc Co., Ltd. (South Korea)*	3,627	1,324,100
LG Chem, Ltd. (South Korea)	4,962	1,241,644
MMC Norilsk Nickel PJSC, ADR (Russia)	28,519	330,445
UPL, Ltd. (India)	120,403	780,787
Total Materials		4,966,217
Telecommunication Services - 2.4%
Bharti Airtel, Ltd. (India)	162,566	697,620
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	5,681,947	1,394,004
Total Telecommunication Services		2,091,624
Utilities - 2.5%
China Resources Power Holdings Co., Ltd. (Hong Kong)	360,000	612,380
Huaneng Renewables Corp., Ltd., Class H (China)	3,426,000	744,849
Power Grid Corp. of India, Ltd. (India)	376,455	823,123
Total Utilities		2,180,352
Total Common Stocks (cost $101,494,286)		85,484,344

	Shares	Value
Preferred Stocks - 0.8%
Consumer Discretionary - 0.8%
Lojas Americanas, S.A. (Brazil) (cost $722,717)	143,043	$666,614
Warrants - 0.0%#
Consumer Discretionary - 0.0%#
Genting Bhd, 12/18/18 (Malaysia)* (cost $71,304)	142,960	33,547

	Principal Amount
Short-Term Investments - 2.7%
Repurchase Agreements - 1.6%[2]
Cantor Fitzgerald Securities, Inc., dated 01/29/16, due 02/01/16, 0.36%, total to be received $1,000,030 (colleteralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 02/15/16 - 12/20/65, totaling $1,020,000)	$17,279	17,279
HSBC Securities USA, Inc., dated 01/29/16, due 02/01/16, 0.29%, total to be received $17,279 (colleteralized by various U.S. Government Agency Obligations, 0.000% - 7.250%, 02/22/16 - 07/15/37, totaling $17,625)	1,000,000	1,000,000
Nomura Securities International, Inc., dated 01/29/16, due 02/01/16, 0.36%, total to be received $431,345 (colleteralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 02/20/17 - 12/20/65, totaling $439,959)	431,332	431,332
Total Repurchase Agreements		1,448,611

	Shares
Other Investment Companies - 1.1%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.33%	927,449	927,449
Total Short-Term Investments (cost $2,376,060)		2,376,060
Total Investments - 101.1% (cost $104,664,367)		88,560,565
Other Assets, less Liabilities - (1.1)%		(965,122)
Net Assets - 100.0%		$87,595,443

AMG Trilogy International Small Cap Fund

Schedule of Portfolio Investments (unaudited)

January 31, 2016

	Shares	Value
Common Stocks - 98.3%
Consumer Discretionary - 18.6%
Daiichikosho Co., Ltd. (Japan)	14,906	$600,879
Eclat Textile Co., Ltd. (Taiwan)	13,986	199,294
Entertainment One, Ltd. (Canada)	202,481	433,858
Gulliver International Co., Ltd. (Japan)	58,029	631,889
Haseko Corp. (Japan)	41,723	436,987
Man Wah Holdings, Ltd. (Hong Kong)	239,090	259,799
Martinrea International, Inc. (Canada)	39,676	267,641
Stanley Electric Co., Ltd. (Japan)	9,812	215,942
Techtronic Industries Co. (Hong Kong)	78,370	297,352
Tom Tailor Holding AG (Germany)*,1	92,097	447,804
Total Consumer Discretionary		3,791,445
Consumer Staples - 5.9%
BGF retail Co., Ltd. (South Korea)*	1,611	290,293
Britvic PLC (United Kingdom)	34,318	354,303
PureCircle, Ltd. (Malaysia)*	94,876	550,897
Total Consumer Staples		1,195,493
Energy - 4.1%
Genel Energy PLC (United Kingdom)*	48,206	72,358
Petrofac, Ltd. (United Kingdom)	32,646	372,039
Tsakos Energy Navigation, Ltd. (Greece)	66,372	386,285
Total Energy		830,682
Financials - 28.5%
Aareal Bank AG (Germany)	6,145	168,161
AURELIUS SE & Co. KGaA (Germany)	10,095	509,667
Azimut Holding S.p.A. (Italy)	14,000	294,790
Banca Generali S.p.A. (Italy)	15,624	426,136
BGEO Group PLC (Georgia)	7,600	192,422
BinckBank NV (Netherlands)	54,106	431,468
BUWOG AG (Austria)	19,934	409,758
Close Brothers Group PLC (United Kingdom)	25,812	475,583
Dongbu Insurance Co., Ltd. (South Korea)	4,008	227,653
Grand City Properties, S.A. (Luxembourg)	28,048	581,106
Hoist Finance AB (Sweden)*,1,4	34,302	304,316
Leopalace21 Corp. (Japan)*	100,998	559,388
Monex Group, Inc. (Japan)	190,699	483,924
Skandiabanken ASA (Norway)*,4	89,561	441,533
Yes Bank, Ltd. (India)	26,060	288,711
Total Financials		5,794,616
Health Care - 1.9%
STADA Arzneimittel AG (Germany)	11,189	387,637
Industrials - 22.9%
Ashtead Group PLC (United Kingdom)	28,964	373,646

	Shares	Value
Astaldi S.p.A. (Italy)[1]	31,056	$156,475
Chiyoda Corp. (Japan)	55,956	409,875
Cramo OYJ (Finland)	19,183	368,946
Nabtesco Corp. (Japan)	16,154	279,498
Nishio Rent All Co., Ltd. (Japan)	14,600	379,221
Speedy Hire PLC (United Kingdom)	1,035,988	612,972
Tadano, Ltd. (Japan)	42,787	429,954
Voltas, Ltd. (India)	67,078	285,150
Wacker Neuson SE (Germany)	32,024	453,354
Wienerberger AG (Austria)	24,622	376,782
Zumtobel Group AG (Austria)	25,989	539,373
Total Industrials		4,665,246
Information Technology - 7.5%
Opera Software ASA (Norway)[1]	68,014	348,169
PChome Online, Inc. (Taiwan)	29,000	263,024
Tieto OYJ (Finland)	19,270	518,801
UBISOFT Entertainment (France)*	14,096	387,183
Total Information Technology		1,517,177
Materials - 8.9%
BillerudKorsnas AB (Sweden)	17,909	285,379
Borregaard ASA (Norway)	78,749	399,663
Cementir Holding S.p.A. (Italy)	86,090	461,906
Intertape Polymer Group, Inc. (Canada)	31,010	358,599
Methanex Corp. (Canada)	11,059	294,770
Total Materials		1,800,317
Total Common Stocks (cost $21,663,308)		19,982,613

	Principal Amount
Short-Term Investments - 5.3%
Repurchase Agreements - 3.7%[2]
Cantor Fitzgerald Securities, dated 01/29/16,due 12/20/65, 0.360%, total to be received $755,123 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 02/15/16 - 10/20/60, totaling $770,202)	$755,100	755,100
HSBC Securities USA Inc., dated 01/29/16, due 02/01/16, 0.320%, total to be received $9,105 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.250%, 02/22/16 - 07/15/37, totaling $9,287)	9,105	9,105
Total Repurchase Agreements		764,205

AMG Trilogy International Small Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 1.6%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.37%	317,766	$317,766
Total Short-Term Investments (cost $1,081,971)		1,081,971

	Shares	Value
Total Investments - 103.6% (cost $22,745,279)		$21,064,584
Other Assets, less Liabilities - (3.6)%		(723,793)
Net Assets - 100.0%		$20,340,791

AMG Trilogy Emerging Wealth Equity Fund

Schedule of Portfolio Investments (unaudited)

January 31, 2016

	Shares	Value
Common Stocks - 95.4%
Consumer Discretionary - 20.9%
adidas AG (Germany)	1,849	$190,395
BorgWarner, Inc. (United States)	11,009	323,224
Cie Financiere Richemont, S.A. (Switzerland)	1,549	100,679
Hermes International (France)	668	227,261
LVMH Moet Hennessy Louis Vuitton SE (France)	3,288	528,861
Naspers, Ltd., N Shares (South Africa)	9,658	1,220,512
NIKE, Inc., Class B (United States)	5,217	323,506
The Priceline Group, Inc. (United States)*	686	730,569
Sands China, Ltd. (Macau)	426,800	1,490,704
Suzuki Motor Corp. (Japan)	13,200	405,279
Tata Motors, Ltd., Sponsored ADR (India)*	8,208	205,036
Yum! Brands, Inc. (United States)	26,295	1,902,969
Total Consumer Discretionary		7,648,995
Consumer Staples - 9.5%
Ambev, S.A., ADR (Brazil)	138,624	647,374
The Estee Lauder Cos., Inc., Class A (United States)	10,349	882,252
Gruma S.A.B de CV, Class B (Mexico)	20,800	313,530
Magnit PJSC, Sponsored GDR (Russia)	30,520	1,197,802
Nestle, S.A. (Switzerland)	4,993	367,846
Shoprite Holdings, Ltd. (South Africa)	7,925	73,178
Total Consumer Staples		3,481,982
Energy - 2.8%
Halliburton Co. (United States)	2,702	85,897
Schlumberger, Ltd. (United States)	13,141	949,700
Total Energy		1,035,597
Financials - 15.4%
AIA Group, Ltd. (Hong Kong)	75,600	420,296
Banco Bradesco, S.A., ADR (Brazil)	86,520	395,396
Bank Mandiri Persero Tbk PT (Indonesia)	453,000	319,910
China Construction Bank Corp., Class H (China)	440,000	268,618
Citigroup, Inc. (United States)	40,236	1,713,249
Credicorp, Ltd. (Peru)	3,174	321,717
Housing Development Finance Corp., Ltd. (India)	27,691	484,738
ICICI Bank, Ltd., Sponsored ADR (India)	77,502	515,388
Industrial & Commercial Bank of China, Ltd., Class H (China)	506,000	263,343

	Shares	Value
Kasikornbank PCL, NVDR (Thailand)	48,500	$231,731
Sberbank of Russia, Sponsored ADR (Russia)	126,689	701,421
Total Financials		5,635,807
Health Care - 7.4%
Agilent Technologies, Inc. (United States)	20,098	756,690
Aspen Pharmacare Holdings, Ltd. (South Africa)	20,091	342,053
Fresenius SE & Co. KGaA (Germany)	2,208	146,517
Novo Nordisk A/S, Class B (Denmark)	12,026	671,873
Roche Holding AG (Switzerland)	1,772	458,991
Sanofi (France)	4,155	345,531
Total Health Care		2,721,655
Industrials - 8.2%
3M Co. (United States)	1,612	243,412
The Bidvest Group, Ltd. (South Africa)	29,188	674,042
FANUC Corp. (Japan)	1,500	200,835
Hino Motors, Ltd. (Japan)	43,300	491,378
Kansas City Southern (United States)	13,072	926,543
Localiza Rent a Car, S.A. (Brazil)	34,040	186,634
Mitsubishi Electric Corp. (Japan)	29,000	269,151
Total Industrials		2,991,995
Information Technology - 31.0%
Alibaba Group Holding, Ltd., Sponsored ADR (China)*	13,638	914,155
Alphabet, Inc., Class A (United States)*	1,221	929,608
Baidu, Inc., Sponsored ADR (China)*	8,835	1,442,490
Cielo, S.A. (Brazil)	56,225	476,109
Cisco Systems, Inc. (United States)	34,360	817,424
Delta Electronics, Inc. (Taiwan)	9,000	38,094
Infineon Technologies AG (Germany)	90,676	1,213,369
Lenovo Group, Ltd. (China)	1,862,000	1,671,404
MasterCard, Inc., Class A (United States)	12,484	1,111,451
MercadoLibre, Inc. (Argentina)	861	84,585
Microsoft Corp. (United States)	8,952	493,166
QUALCOMM, Inc. (United States)	30,209	1,369,676
Samsung Electronics Co., Ltd., GDR (South Korea)	804	381,510
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	19,766	441,770
Total Information Technology		11,384,811

AMG Trilogy Emerging Wealth Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 0.2%
Asian Paints, Ltd. (India)	4,840	$62,298
Total Materials		62,298
Total Common Stocks (cost $39,106,743)		34,963,140
Preferred Stocks - 1.3%
Consumer Discretionary - 1.3%
Lojas Americanas, S.A. (Brazil) (cost $501,814)	99,436	463,395

	Shares	Value
Other Investment Companies - 3.0%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.33% (cost $1,113,987)	1,113,987	$1,113,987
Total Other Investment Companies (cost $1,113,987)		1,113,987
Total Investments - 99.7% (cost $40,722,544)		36,540,522
Other Assets, less Liabilities - 0.3%		123,594
Net Assets - 100.0%		$36,664,116

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At January 31, 2016, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Trilogy Global Equity Fund	$53,120,194	$5,147,262	$(7,916,367)	$(2,769,105)
AMG Trilogy Emerging Markets Equity Fund	106,397,532	4,514,368	(22,351,335)	(17,836,967)
AMG Trilogy International Small Cap Fund	22,764,372	2,275,167	(3,974,955)	(1,699,788)
AMG Trilogy Emerging Wealth Equity Fund	40,750,190	750,918	(4,960,586)	(4,209,668)

*	Non-income producing security.
#	Rounds to less than 0.1%.
[1]	Some or all of these shares were out on loan to various brokers as of January 31, 2016, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Trilogy Global Equity Fund	$817,015	2.0%
AMG Trilogy Emerging Markets Equity Fund	1,463,907	1.7%
AMG Trilogy International Small Cap Fund	726,174	3.6%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the January 31, 2016, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At January 31, 2016, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG Trilogy International Small Cap Fund	$745,849	3.7%

Notes to Schedules of Portfolio Investments (continued)

Country	AMG Trilogy Global Equity Fund†
Belgium	1.2%
Brazil	1.2%
Canada	0.9%
China	2.2%
Denmark	0.7%
France	2.3%
Germany	4.1%
Hong Kong	0.7%
India	0.3%
Ireland	3.1%
Italy	2.2%
Japan	7.8%
Macau	1.0%
Netherlands	3.2%
Norway	0.4%
Russia	0.5%
South Korea	2.9%
Sweden	0.7%
Switzerland	6.1%
Taiwan	0.7%
United Kingdom	7.5%
United States	50.3%

100.0%

Country	AMG Trilogy Emerging Market Equity Fund†
Brazil	8.6%
Chile	1.4%
China	18.4%
Colombia	0.9%
Hong Kong	3.2%
Hungary	1.9%
India	9.1%
Indonesia	4.1%
Macau	1.8%
Malaysia	0.8%
Mexico	5.4%
Peru	1.7%
Philippines	1.6%
Russia	5.9%
South Africa	7.1%
South Korea	14.1%
Taiwan	9.2%
Thailand	2.3%
Turkey	1.4%
United Arab Emirates	1.1%

100.0%

†	As a percentage of long-term investments as of January 31, 2016.

Notes to Schedules of Portfolio Investments (continued)

Country	AMG Trilogy International Small Cap Fund†
Austria	6.6%
Canada	6.8%
Finland	4.4%
France	1.9%
Georgia	1.0%
Germany	9.8%
Greece	1.9%
Hong Kong	2.8%
India	2.9%
Italy	6.7%
Japan	22.2%
Luxembourg	2.9%
Malaysia	2.8%
Netherlands	2.2%
Norway	6.0%
South Korea	2.6%
Sweden	2.9%
Taiwan	2.3%
United Kingdom	11.3%

100.0%

Country	AMG Trilogy Emerging Wealth Equity Fund†
Argentina	0.2%
Brazil	6.1%
China	12.9%
Denmark	1.9%
France	3.1%
Germany	4.4%
Hong Kong	1.2%
India	3.6%
Indonesia	0.9%
Japan	3.9%
Macau	4.2%
Mexico	0.9%
Peru	0.9%
Russia	5.4%
South Africa	6.5%
South Korea	1.1%
Switzerland	2.6%
Taiwan	1.3%
Thailand	0.6%
United States	38.3%

100.0%

†	As a percentage of long-term investments as of January 31, 2016.

Notes to Schedules of Portfolio Investments (continued)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Fund LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Notes to Schedules of Portfolio Investments (continued)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following tables summarize the inputs used to value the Funds’ investments by the above fair value hierarchy levels as of January 31, 2016:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Trilogy Global Equity Fund
Investments in Securities
Common Stocks
Information Technology	$8,313,296	$2,520,523	—	$10,833,819
Financials	5,779,110	4,928,935	—	10,708,045
Consumer Discretionary	3,041,328	3,498,484	—	6,539,812
Health Care	3,128,256	2,181,617	—	5,309,873
Industrials	2,473,333	2,597,805	—	5,071,138
Consumer Staples	1,520,099	2,271,497	—	3,791,596
Energy	2,319,256	964,377	—	3,283,633
Telecommunication Services	—	1,273,369	—	1,273,369
Materials	469,478	743,863	—	1,213,341
Utilities	524,310	—	—	524,310
Warrants†	—	692,746	—	692,746
Short-Term Investments
Repurchase Agreements	—	815,537	—	815,537
Other Investment Companies	293,870	—	—	293,870

Total Investments in Securities	$27,862,336	$22,488,753	—	$50,351,089

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Trilogy Emerging Markets Equity Fund
Investments in Securities
Common Stocks
Financials	$8,234,519	$16,505,338	—	$24,739,857
Information Technology	9,068,366	11,465,767	—	20,534,133
Consumer Discretionary	326,899	12,233,296	—	12,560,195
Industrials	3,217,140	4,661,523	—	7,878,663
Materials	1,289,241	3,676,976	—	4,966,217
Consumer Staples	1,409,945	2,997,803	—	4,407,748
Health Care	—	3,215,868	—	3,215,868
Energy	2,909,687	—	—	2,909,687
Utilities	—	2,180,352	—	2,180,352
Telecommunication Services	—	2,091,624	—	2,091,624
Preferred Stocks††	666,614	—	—	666,614
Warrants†	33,547	—	—	33,547
Short-Term Investments
Repurchase Agreements	—	1,448,611	—	1,448,611
Other Investment Companies	927,449	—	—	927,449

Total Investments in Securities	$28,083,407	$60,477,158	—	$88,560,565

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Trilogy International Small Cap Fund
Investments in Securities
Common Stocks
Financials	$441,533	$5,353,083	—	$5,794,616
Industrials	—	4,665,246	—	4,665,246
Consumer Discretionary	267,641	3,523,804	—	3,791,445
Materials	653,369	1,146,948	—	1,800,317
Information Technology	—	1,517,177	—	1,517,177
Consumer Staples	550,897	644,596	—	1,195,493
Energy	386,285	444,397	—	830,682
Health Care	—	387,637	—	387,637
Short-Term Investments
Repurchase Agreements	—	764,205	—	764,205
Other Investment Companies	317,766	—	—	317,766

Total Investments in Securities	$2,617,491	$18,447,093	—	$21,064,584

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Trilogy Emerging Wealth Equity Fund
Investments in Securities
Common Stocks
Information Technology	$8,080,434	$3,304,377	—	$11,384,811
Consumer Discretionary	3,485,304	4,163,691	—	7,648,995
Financials	2,945,750	2,690,057	—	5,635,807
Consumer Staples	1,843,156	1,638,826	—	3,481,982
Industrials	1,356,589	1,635,406	—	2,991,995
Health Care	756,690	1,964,965	—	2,721,655
Energy	1,035,597	—	—	1,035,597
Materials	—	62,298	—	62,298
Preferred Stocks††	463,395	—	—	463,395
Other Investment Companies	1,113,987	—	—	1,113,987

Total Investments in Securities	$21,080,902	$15,459,620	—	$36,540,522

†	All warrants held in the AMG Trilogy Global Equity Fund are Level 2 securities and all warrants held in the AMG Trilogy Emerging Markets Equity Fund are Level 1 securities. For a detailed breakout of the warrants by major industry classification, please refer to the respective Schedule of Portfolio Investments.
††	All preferred stocks held in AMG Trilogy Emerging Markets Equity Fund and AMG Trilogy Emerging Wealth Equity Fund are Level 1 securities. For a detailed breakout of the preferred stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of January 31, 2016, the AMG Trilogy Global Equity Fund and AMG Trilogy International Small Cap Fund had no transfers between levels from the beginning of the period.

As of January 31, 2016, the following Funds had transfers between Level 1 and Level 2 as follows:

AMG Trilogy Emerging Markets Equity Fund	Transfer into Level 1	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2
Assets:
Common Stocks	—	$(353,368)	$353,368	—

AMG Trilogy Emerging Wealth Equity Fund	Transfer into Level 1	Transfer out of Level 2[1]	Transfer into Level 2[1]	Transfer out of Level 2
Assets:
Common Stocks	—	$(44,491)	$44,491	—

[1]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

ADR/GDR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

NVDR: Non-Voting Depository Receipt

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG Funds

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: March 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: March 16, 2016

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date: March 16, 2016